Distribution Date:	12/17/21	UBS Commercial Mortgage Trust 2018-C12
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90353DAU9	3.293700%	23,420,000.00	9,228,223.74	585,503.09	25,329.17	0.00	0.00	610,832.26	8,642,720.65	30.56%	30.00%
A-2	90353DAV7	4.151900%	87,995,000.00	87,995,000.00	0.00	304,455.37	0.00	0.00	304,455.37	87,995,000.00	30.56%	30.00%
A-SB	90353DAW5	4.194500%	38,957,000.00	38,957,000.00	0.00	136,170.95	0.00	0.00	136,170.95	38,957,000.00	30.56%	30.00%
A-3	90353DAX3	3.874000%	10,670,000.00	10,670,000.00	0.00	34,446.32	0.00	0.00	34,446.32	10,670,000.00	30.56%	30.00%
A-4	90353DAY1	4.029900%	185,000,000.00	185,000,000.00	0.00	621,276.25	0.00	0.00	621,276.25	185,000,000.00	30.56%	30.00%
A-5	90353DAZ8	4.296200%	217,415,000.00	217,415,000.00	0.00	778,381.94	0.00	0.00	778,381.94	217,415,000.00	30.56%	30.00%
A-S	90353DBC8	4.587000%	69,426,000.00	69,426,000.00	0.00	265,380.89	0.00	0.00	265,380.89	69,426,000.00	21.77%	21.38%
B	90353DBD6	4.787500%	34,210,000.00	34,210,000.00	0.00	136,483.65	0.00	0.00	136,483.65	34,210,000.00	17.45%	17.13%
C	90353DBE4	4.960030%	36,222,000.00	36,222,000.00	0.00	149,718.51	0.00	0.00	149,718.51	36,222,000.00	12.86%	12.63%
D	90353DAC9	3.000000%	21,585,000.00	21,585,000.00	0.00	53,962.50	0.00	0.00	53,962.50	21,585,000.00	10.13%	9.94%
D-RR	90353DAF2	4.960030%	20,674,000.00	20,674,000.00	0.00	85,453.05	0.00	0.00	85,453.05	20,674,000.00	7.51%	7.38%
E-RR	90353DAH8	4.960030%	9,056,000.00	9,056,000.00	0.00	37,431.69	0.00	0.00	37,431.69	9,056,000.00	6.37%	6.25%
F-RR	90353DAK1	4.960030%	9,055,000.00	9,055,000.00	0.00	37,427.56	0.00	0.00	37,427.56	9,055,000.00	5.22%	5.13%
G-RR	90353DAM7	4.960030%	9,056,000.00	9,056,000.00	0.00	37,431.69	0.00	0.00	37,431.69	9,056,000.00	4.07%	4.00%
NR-RR*	90353DAP0	4.960030%	32,197,824.00	32,197,824.00	0.00	39,484.38	0.00	0.00	39,484.38	32,197,824.00	0.00%	0.00%
Z	90353DAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353DAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,938,824.00	790,747,047.74	585,503.09	2,742,833.92	0.00	0.00	3,328,337.01	790,161,544.65

Notional Certificates
X-A	90353DBA2	0.808899%	563,457,000.00	549,265,223.74	0.00	370,250.11	0.00	0.00	370,250.11	548,679,720.65
X-B	90353DBB0	0.227375%	139,858,000.00	139,858,000.00	0.00	26,500.21	0.00	0.00	26,500.21	139,858,000.00
X-D	90353DAA3	1.960030%	21,585,000.00	21,585,000.00	0.00	35,256.04	0.00	0.00	35,256.04	21,585,000.00
Notional SubTotal			724,900,000.00	710,708,223.74	0.00	432,006.36	0.00	0.00	432,006.36	710,122,720.65

Deal Distribution Total					585,503.09	3,174,840.28	0.00	0.00	3,760,343.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353DAU9	394.03175662	25.00013194	1.08151879	0.00000000	0.00000000	0.00000000	0.00000000	26.08165073	369.03162468
A-2	90353DAV7	1,000.00000000	0.00000000	3.45991670	0.00000000	0.00000000	0.00000000	0.00000000	3.45991670	1,000.00000000
A-SB	90353DAW5	1,000.00000000	0.00000000	3.49541674	0.00000000	0.00000000	0.00000000	0.00000000	3.49541674	1,000.00000000
A-3	90353DAX3	1,000.00000000	0.00000000	3.22833365	0.00000000	0.00000000	0.00000000	0.00000000	3.22833365	1,000.00000000
A-4	90353DAY1	1,000.00000000	0.00000000	3.35825000	0.00000000	0.00000000	0.00000000	0.00000000	3.35825000	1,000.00000000
A-5	90353DAZ8	1,000.00000000	0.00000000	3.58016669	0.00000000	0.00000000	0.00000000	0.00000000	3.58016669	1,000.00000000
A-S	90353DBC8	1,000.00000000	0.00000000	3.82250007	0.00000000	0.00000000	0.00000000	0.00000000	3.82250007	1,000.00000000
B	90353DBD6	1,000.00000000	0.00000000	3.98958346	0.00000000	0.00000000	0.00000000	0.00000000	3.98958346	1,000.00000000
C	90353DBE4	1,000.00000000	0.00000000	4.13335846	0.00000000	0.00000000	0.00000000	0.00000000	4.13335846	1,000.00000000
D	90353DAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353DAF2	1,000.00000000	0.00000000	4.13335832	0.00000000	0.00000000	0.00000000	0.00000000	4.13335832	1,000.00000000
E-RR	90353DAH8	1,000.00000000	0.00000000	4.13335799	0.00000000	0.00000000	0.00000000	0.00000000	4.13335799	1,000.00000000
F-RR	90353DAK1	1,000.00000000	0.00000000	4.13335837	0.00000000	0.00000000	0.00000000	0.00000000	4.13335837	1,000.00000000
G-RR	90353DAM7	1,000.00000000	0.00000000	4.13335799	0.00000000	0.00000000	0.00000000	0.00000000	4.13335799	1,000.00000000
NR-RR	90353DAP0	1,000.00000000	0.00000000	1.22630585	2.90705266	34.71068697	0.00000000	0.00000000	1.22630585	1,000.00000000
Z	90353DAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353DAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353DBA2	974.81302697	0.00000000	0.65710446	0.00000000	0.00000000	0.00000000	0.00000000	0.65710446	973.77390049
X-B	90353DBB0	1,000.00000000	0.00000000	0.18947940	0.00000000	0.00000000	0.00000000	0.00000000	0.18947940	1,000.00000000
X-D	90353DAA3	1,000.00000000	0.00000000	1.63335835	0.00000000	0.00000000	0.00000000	0.00000000	1.63335835	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	25,329.17	0.00	25,329.17	0.00	0.00	0.00	25,329.17	0.00
A-2	11/01/21 - 11/30/21	30	0.00	304,455.37	0.00	304,455.37	0.00	0.00	0.00	304,455.37	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	136,170.95	0.00	136,170.95	0.00	0.00	0.00	136,170.95	0.00
A-3	11/01/21 - 11/30/21	30	0.00	34,446.32	0.00	34,446.32	0.00	0.00	0.00	34,446.32	0.00
A-4	11/01/21 - 11/30/21	30	0.00	621,276.25	0.00	621,276.25	0.00	0.00	0.00	621,276.25	0.00
A-5	11/01/21 - 11/30/21	30	0.00	778,381.94	0.00	778,381.94	0.00	0.00	0.00	778,381.94	0.00
X-A	11/01/21 - 11/30/21	30	0.00	370,250.11	0.00	370,250.11	0.00	0.00	0.00	370,250.11	0.00
X-B	11/01/21 - 11/30/21	30	0.00	26,500.21	0.00	26,500.21	0.00	0.00	0.00	26,500.21	0.00
A-S	11/01/21 - 11/30/21	30	0.00	265,380.89	0.00	265,380.89	0.00	0.00	0.00	265,380.89	0.00
B	11/01/21 - 11/30/21	30	0.00	136,483.65	0.00	136,483.65	0.00	0.00	0.00	136,483.65	0.00
C	11/01/21 - 11/30/21	30	0.00	149,718.51	0.00	149,718.51	0.00	0.00	0.00	149,718.51	0.00
X-D	11/01/21 - 11/30/21	30	0.00	35,256.04	0.00	35,256.04	0.00	0.00	0.00	35,256.04	0.00
D	11/01/21 - 11/30/21	30	0.00	53,962.50	0.00	53,962.50	0.00	0.00	0.00	53,962.50	0.00
D-RR	11/01/21 - 11/30/21	30	0.00	85,453.05	0.00	85,453.05	0.00	0.00	0.00	85,453.05	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	37,431.69	0.00	37,431.69	0.00	0.00	0.00	37,431.69	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	37,427.56	0.00	37,427.56	0.00	0.00	0.00	37,427.56	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	37,431.69	0.00	37,431.69	0.00	0.00	0.00	37,431.69	0.00
NR-RR	11/01/21 - 11/30/21	30	1,019,792.65	133,085.15	0.00	133,085.15	93,600.77	0.00	0.00	39,484.38	1,117,608.59
Totals			1,019,792.65	3,268,441.05	0.00	3,268,441.05	93,600.77	0.00	0.00	3,174,840.28	1,117,608.59

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,760,343.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,279,261.61	Master Servicing Fee	3,242.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,732.92
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.48
ARD Interest	0.00	Operating Advisor Fee	1,311.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,279,261.61	Total Fees	10,820.52

Principal		Expenses/Reimbursements
Scheduled Principal	585,503.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	67,947.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,317.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	335.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	585,503.09	Total Expenses/Reimbursements	93,600.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,174,840.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	585,503.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,760,343.37
Total Funds Collected	3,864,764.70	Total Funds Distributed	3,864,764.66

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	790,747,048.06	790,747,048.06	Beginning Certificate Balance	790,747,047.74
(-) Scheduled Principal Collections	585,503.09	585,503.09	(-) Principal Distributions	585,503.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	790,161,544.97	790,161,544.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	791,503,903.07	791,503,903.07	Ending Certificate Balance	790,161,544.65
Ending Actual Collateral Balance	790,989,496.97	790,989,496.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP	Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP
5,000,000 or less	17	61,299,854.60	7.76%	64	4.7866	2.352122	1.40 or less	17	183,321,972.62	23.20%	79	5.2953	0.875489
5,000,001 to 10,000,000	27	215,393,100.75	27.26%	72	5.0810	1.949613	1.41 to 1.50	1	8,064,044.20	1.02%	80	5.4700	1.450000
10,000,001 to 15,000,000	12	142,987,346.02	18.10%	75	5.1555	1.633592	1.51 to 1.60	13	203,552,709.48	25.76%	100	5.1414	1.564965
15,000,001 to 20,000,000	8	145,317,280.54	18.39%	108	5.0799	1.758443	1.61 to 1.70	7	50,203,289.04	6.35%	74	5.3815	1.677206
20,000,001 to 25,000,000	3	70,459,102.42	8.92%	79	5.0803	1.578361	1.71 to 1.80	1	11,500,000.00	1.46%	79	5.1952	1.710000
25,000,001 to 35,000,000	3	95,490,355.64	12.08%	77	4.8244	1.293184	1.81 to 1.90	4	38,512,441.45	4.87%	62	5.0809	1.855680
35,000,001 to 45,000,000	1	40,000,000.00	5.06%	19	3.6728	3.300000	1.91 to 2.00	5	63,589,972.29	8.05%	76	4.7508	1.959993
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	51,110,935.28	6.47%	80	5.1044	2.136673
Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729	2.26 to 2.50	1	3,681,000.00	0.47%	80	5.2819	2.260000
							2.51 to 2.75	2	22,738,531.10	2.88%	80	5.1094	2.628851
							2.76 or greater	14	134,672,144.51	17.04%	45	4.0329	3.355676
							Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP
							Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP
Alabama	2	6,028,175.32	0.76%	20	5.7110	1.830000
							Industrial	8	56,924,218.99	7.20%	79	5.0142	2.109180
Arizona	3	25,587,478.59	3.24%	80	4.8334	1.987503
							Lodging	20	149,773,896.45	18.95%	75	5.5221	1.043929
Arkansas	1	15,000,000.00	1.90%	80	4.6900	1.850000
							Mixed Use	1	33,500,000.00	4.24%	73	4.4430	1.940000
California	7	97,599,188.32	12.35%	48	4.3964	2.592917
							Mobile Home Park	3	17,271,113.26	2.19%	79	5.0587	1.920283
Colorado	2	19,876,532.14	2.52%	79	5.0120	1.423471
							Multi-Family	6	101,600,000.00	12.86%	49	4.3124	2.751486
Florida	7	44,097,967.06	5.58%	79	5.3840	2.074866
							Office	12	204,844,451.36	25.92%	99	5.0881	1.744553
Georgia	3	17,230,898.61	2.18%	63	5.5050	1.565826
							Other	2	29,500,000.00	3.73%	27	3.4729	3.373390
Illinois	4	27,434,011.69	3.47%	81	5.5443	0.484443
							Retail	20	173,783,359.96	21.99%	77	5.0555	1.712503
Indiana	1	12,000,000.00	1.52%	79	5.0500	1.550000
							Self Storage	1	3,750,000.00	0.47%	79	4.9630	3.020000
Maryland	1	8,100,000.00	1.03%	80	5.0900	1.300000
							Totals	75	790,161,544.97	100.00%	77	4.9762	1.830729
Massachusetts	1	44,702,179.36	5.66%	78	5.1760	1.600000

Michigan	3	42,129,592.09	5.33%	181	4.9319	2.557537

Missouri	3	14,587,689.52	1.85%	82	5.2970	1.787291

Nevada	2	27,286,904.93	3.45%	78	4.9510	1.519503

New Jersey	3	36,497,415.83	4.62%	79	5.0276	2.187056

New York	5	74,100,000.00	9.38%	55	4.2076	2.393806

Ohio	3	9,725,550.26	1.23%	80	5.3308	1.580815

Oklahoma	1	11,500,000.00	1.46%	79	5.1952	1.710000

Oregon	2	8,064,044.20	1.02%	80	5.4700	1.450000

Tennessee	3	33,811,046.23	4.28%	80	5.3065	0.779971

Texas	10	93,616,297.21	11.85%	75	5.1065	1.516964

Utah	2	14,477,103.67	1.83%	79	5.8754	0.997538

Virginia	4	87,494,964.99	11.07%	78	5.0326	1.765443

Totals	75	790,161,544.97	100.00%	77	4.9762	1.830729

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP	Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP
	4.6000% or less	12	150,497,415.83	19.05%	47	3.9697	3.059899	12 months or less	3	19,686,225.61	2.49%	303	5.4320	1.570069
	4.6001% to 4.8000%	3	29,739,576.98	3.76%	80	4.7175	1.737138	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	9	114,852,767.30	14.54%	79	4.9474	1.450302	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	21	276,163,757.89	34.95%	77	5.0933	1.652556	37 months to 48 months	68	751,260,814.36	95.08%	71	4.9541	1.848920
	5.2001% to 5.4000%	6	61,034,437.70	7.72%	149	5.3343	1.950392	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.4001% to 5.6000%	7	51,044,258.70	6.46%	79	5.4739	1.386796	Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729
	5.6001% to 5.8000%	9	56,178,955.04	7.11%	70	5.7062	1.184268
	5.8001% or greater	4	31,435,870.53	3.98%	80	6.0640	0.905139
	Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP	Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP
	60 months or less	10	96,482,441.45	12.21%	21	3.9090	3.037679	Interest Only	29	296,039,425.69	37.47%	62	4.5380	2.406205
61 months to 84 months		58	654,778,372.91	82.87%	79	5.1081	1.673754	299 months or less	9	63,393,032.02	8.02%	81	5.7773	0.782138
	85 months or greater	3	19,686,225.61	2.49%	303	5.4320	1.570069	300 months to 350 months	33	411,514,582.26	52.08%	88	5.1494	1.599010
	Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	19,214,505.00	2.43%	80	5.3760	NAP				None
Underwriter's Information		6	50,101,554.43	6.34%	66	5.2532	1.685710
	12 months or less	63	698,610,485.54	88.41%	78	4.9412	1.851550
	13 months to 24 months	2	22,235,000.00	2.81%	73	5.1086	1.887151
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	790,161,544.97	100.00%	77	4.9762	1.830729
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30501235	MF	Los Angeles	CA	Actual/360	3.673%	122,426.67	0.00	0.00	N/A	07/06/23	--	40,000,000.00	40,000,000.00	12/06/21
1A3	30501237				Actual/360	3.673%	15,303.33	0.00	0.00	N/A	07/06/23	--	5,000,000.00	5,000,000.00	12/06/21
1A4	30501238				Actual/360	3.673%	9,182.00	0.00	0.00	N/A	07/06/23	--	3,000,000.00	3,000,000.00	12/06/21
1A5	30501239				Actual/360	3.673%	6,121.33	0.00	0.00	N/A	07/06/23	--	2,000,000.00	2,000,000.00	12/06/21
2A1	30299799	OF	Richmond	VA	Actual/360	5.066%	121,076.65	37,117.37	0.00	N/A	05/05/28	--	28,680,116.99	28,642,999.62	12/05/21
2A4	30299976				Actual/360	5.066%	80,717.77	24,744.91	0.00	N/A	05/05/28	--	19,120,077.93	19,095,333.02	12/05/21
3A1	30314877	OF	Lawrence	MA	Actual/360	5.176%	107,247.60	29,659.71	0.00	N/A	06/06/28	--	24,864,203.80	24,834,544.09	12/06/21
3A2	30314878				Actual/360	5.176%	85,798.08	23,727.77	0.00	N/A	06/06/28	--	19,891,363.03	19,867,635.26	12/06/21
4	30314879	MU	New York	NY	Actual/360	4.443%	124,033.75	0.00	0.00	N/A	01/05/28	--	33,500,000.00	33,500,000.00	12/05/21
5A1	30314880	LO	Various	Various	Actual/360	5.000%	139,116.98	40,718.26	0.00	N/A	08/01/28	--	33,388,074.28	33,347,356.02	12/01/21
6A2A4	30314882	98	New York	NY	Actual/360	3.108%	25,900.00	0.00	0.00	N/A	05/05/23	--	10,000,000.00	10,000,000.00	11/05/21
6A2A5	30314883				Actual/360	3.108%	25,900.00	0.00	0.00	N/A	05/05/23	--	10,000,000.00	10,000,000.00	11/05/21
6A2A6	30314884				Actual/360	3.108%	12,950.00	0.00	0.00	N/A	05/05/23	--	5,000,000.00	5,000,000.00	11/05/21
7	30501170	RT	Yorba Linda	CA	Actual/360	5.008%	101,371.92	31,620.03	0.00	N/A	07/06/28	--	24,287,971.78	24,256,351.75	12/06/21
8	30501157	RT	Fredericksburg	VA	Actual/360	5.051%	90,065.66	31,414.59	0.00	N/A	07/06/28	--	21,399,621.17	21,368,206.58	12/06/21
9	30314885	OF	Arlington	TX	Actual/360	4.970%	80,868.57	25,594.37	0.00	N/A	07/01/28	--	19,525,610.44	19,500,016.07	06/01/21
10	30314886	OF	Bedminster	NJ	Actual/360	5.120%	76,800.00	0.00	0.00	N/A	08/06/28	--	18,000,000.00	18,000,000.00	08/06/21
11	30314888	OF	Southfield	MI	Actual/360	5.400%	80,079.21	20,154.04	0.00	N/A	08/06/48	--	17,795,379.65	17,775,225.61	12/06/21
12	30501309	LO	Chattanooga	TN	Actual/360	5.622%	78,199.58	32,408.65	0.00	N/A	08/06/28	--	16,691,479.23	16,659,070.58	12/06/21
13	30314889	RT	Reno	NV	Actual/360	4.951%	71,872.02	0.00	0.00	N/A	06/05/28	--	17,420,000.00	17,420,000.00	12/05/21
14A1	30314930	IN	Miami	FL	Actual/360	5.435%	44,297.94	13,539.48	0.00	N/A	06/06/28	--	9,780,593.10	9,767,053.62	12/06/21
14A2	30314890				Actual/360	5.435%	29,531.96	9,026.32	0.00	N/A	06/06/28	--	6,520,395.44	6,511,369.12	12/06/21
15	30314891	MF	Detroit	MI	Actual/360	4.333%	61,384.17	0.00	0.00	N/A	07/06/28	--	17,000,000.00	17,000,000.00	12/06/21
16	30314892	RT	Conway	AR	Actual/360	4.690%	58,625.00	0.00	0.00	N/A	08/06/28	--	15,000,000.00	15,000,000.00	12/06/21
17	30314893	LO	New Braunfels	TX	Actual/360	5.290%	63,061.22	16,535.91	0.00	N/A	08/06/28	--	14,305,002.42	14,288,466.51	12/06/21
18	30501322	LO	Matteson	IL	Actual/360	5.990%	61,072.50	22,607.23	0.00	N/A	08/06/28	--	12,234,890.84	12,212,283.61	03/06/20
19	30314894	IN	Amarillo	TX	Actual/360	4.740%	47,629.57	18,543.11	0.00	N/A	08/01/28	--	12,058,120.09	12,039,576.98	12/01/21
20	30314895	MF	Plainfield	IN	Actual/360	5.050%	50,500.00	0.00	0.00	N/A	07/06/28	--	12,000,000.00	12,000,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	30314896	MH	Monticello	MN	Actual/360	5.418%	53,051.25	0.00	0.00	N/A	08/06/28	--	11,750,000.00	11,750,000.00	12/06/21
22	30501222	OF	Tempe	AZ	Actual/360	4.581%	43,900.29	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	12/06/21
23	30501247	MF	Oklahoma City	OK	Actual/360	5.195%	49,787.33	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	12/06/21
24	30314897	LO	Austin	TX	Actual/360	5.170%	47,177.69	15,757.11	0.00	N/A	07/01/28	--	10,950,334.58	10,934,577.47	12/01/21
25	30501319	LO	Various	Various	Actual/360	5.711%	51,525.50	14,138.54	0.00	N/A	08/06/23	--	10,826,579.99	10,812,441.45	12/06/21
26	30314898	MF	New York	NY	Actual/360	5.450%	50,412.50	0.00	0.00	N/A	07/06/28	--	11,100,000.00	11,100,000.00	12/06/21
27	30314899	MH	Fort Collins	CO	Actual/360	5.022%	45,198.00	0.00	0.00	N/A	07/06/28	--	10,800,000.00	10,800,000.00	12/06/21
28	30314900	RT	Longview	TX	Actual/360	5.090%	45,810.00	0.00	0.00	N/A	06/06/28	--	10,800,000.00	10,800,000.00	12/06/21
29	30501250	OF	Las Vegas	NV	Actual/360	4.951%	40,770.05	14,748.37	0.00	N/A	07/06/28	--	9,881,653.30	9,866,904.93	12/06/21
30	30314901	OF	Richmond	VA	Actual/360	5.030%	41,916.67	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	12/01/21
31	30314902	OF	Madison	NJ	Actual/360	5.318%	44,316.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	12/06/21
32	30314903	RT	Ballwin	MO	Actual/360	5.070%	42,250.00	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	12/01/21
33	30314904	RT	Chicago	IL	Actual/360	4.970%	39,884.25	0.00	0.00	N/A	07/01/28	--	9,630,000.00	9,630,000.00	12/01/21
34	30314905	RT	Clearwater Beach	FL	Actual/360	5.350%	41,661.19	11,388.11	0.00	N/A	08/01/28	--	9,344,564.89	9,333,176.78	12/01/21
35A2	30501054	RT	Charlottesville	VA	Actual/360	4.800%	33,555.66	0.00	0.00	N/A	06/06/28	--	8,388,425.69	8,388,425.69	12/06/21
36	30314906	IN	Florham Park	NJ	Actual/360	4.490%	31,845.77	13,702.45	0.00	N/A	07/01/28	--	8,511,118.28	8,497,415.83	12/01/21
37	30314907	LO	Seaside	OR	Actual/360	5.470%	36,831.58	16,009.67	0.00	N/A	08/01/28	--	8,080,053.87	8,064,044.20	12/01/21
38	30314908	OF	Jacksonville	FL	Actual/360	4.804%	33,871.44	10,745.67	0.00	N/A	07/06/28	--	8,460,810.26	8,450,064.59	12/06/21
39	30314909	RT	District Heights	MD	Actual/360	5.090%	34,357.50	0.00	0.00	N/A	08/01/28	--	8,100,000.00	8,100,000.00	12/01/21
40	30501207	LO	Provo	UT	Actual/360	6.008%	38,083.69	11,515.52	0.00	N/A	07/06/28	--	7,605,962.88	7,594,447.36	12/06/21
41	30314910	LO	Houston	TX	Actual/360	5.740%	34,519.10	13,875.57	0.00	N/A	07/06/28	--	7,216,535.75	7,202,660.18	07/06/20
42	30314911	MH	Longmont	CO	Actual/360	5.310%	33,030.43	0.00	0.00	N/A	07/06/28	--	7,464,505.00	7,464,505.00	12/06/21
43	30314912	IN	Livonia	MI	Actual/360	5.185%	31,814.49	8,678.54	0.00	N/A	08/06/28	--	7,363,045.02	7,354,366.48	12/06/21
44	30501208	LO	Sandy	UT	Actual/360	5.729%	32,899.14	9,019.82	0.00	N/A	07/06/28	--	6,891,676.13	6,882,656.31	08/06/21
45	30314913	RT	Chandler	AZ	Actual/360	5.080%	29,536.03	8,384.47	0.00	N/A	08/01/28	--	6,977,014.83	6,968,630.36	12/01/21
46	30501194	LO	Savannah	GA	Actual/360	5.560%	30,109.03	8,755.28	0.00	N/A	07/06/28	--	6,498,818.96	6,490,063.68	12/06/21
47	30314914	MH	Various	OH	Actual/360	5.120%	27,643.06	7,728.60	0.00	N/A	08/06/28	--	6,478,841.86	6,471,113.26	12/06/21
48	30314915	LO	Jackson	CA	Actual/360	5.940%	30,216.10	11,425.42	0.00	N/A	07/05/28	--	6,104,261.99	6,092,836.57	12/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
49	30314916	RT	Mansfield	TX	Actual/360	5.070%	27,188.41	0.00	0.00	N/A	07/06/25	--	6,435,000.00	6,435,000.00	12/06/21
50	30314917	RT	Atlanta	GA	Actual/360	5.280%	26,245.79	8,383.17	0.00	N/A	08/01/28	--	5,964,951.97	5,956,568.80	12/01/21
51	30501316	RT	San Clemente	CA	Actual/360	5.780%	27,935.22	0.00	0.00	N/A	08/06/28	--	5,800,000.00	5,800,000.00	12/06/21
52	30314918	LO	Port Richey	FL	Actual/360	6.440%	29,745.69	6,371.63	0.00	N/A	08/01/28	--	5,542,674.62	5,536,302.99	12/01/21
53	30314919	IN	Ontario	CA	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	08/01/28	--	5,000,000.00	5,000,000.00	12/01/21
54	30314920	OF	Mount Prospect	IL	Actual/360	5.530%	21,281.37	6,290.79	0.00	N/A	06/06/28	--	4,618,018.87	4,611,728.08	12/06/21
55	30314921	IN	Houston	TX	Actual/360	4.920%	18,450.00	0.00	0.00	N/A	07/01/28	--	4,500,000.00	4,500,000.00	12/01/21
56	30314922	98	Long Island City	NY	Actual/360	5.500%	20,625.00	0.00	0.00	N/A	08/06/28	--	4,500,000.00	4,500,000.00	12/06/21
57	30314923	RT	Various	FL	Actual/360	5.060%	18,975.00	0.00	0.00	N/A	07/06/28	--	4,500,000.00	4,500,000.00	12/06/21
58	30314924	RT	Cedar Hill	TX	Actual/360	5.060%	17,859.00	0.00	0.00	N/A	07/06/25	--	4,235,000.00	4,235,000.00	07/06/20
59	30501318	LO	Florissant	MO	Actual/360	5.800%	17,707.57	6,945.56	0.00	N/A	08/06/28	--	3,663,635.08	3,656,689.52	12/06/21
60	30314925	SS	Yuba City	CA	Actual/360	4.963%	15,509.38	0.00	0.00	N/A	07/06/28	--	3,750,000.00	3,750,000.00	12/06/21
61	30501317	RT	Houston	TX	Actual/360	5.282%	16,202.23	0.00	0.00	N/A	08/06/28	--	3,681,000.00	3,681,000.00	12/06/21
62	30314926	IN	Warrensville Heights	OH	Actual/360	5.750%	15,614.43	4,227.05	0.00	N/A	08/01/28	--	3,258,664.05	3,254,437.00	12/01/21
63	30314927	OF	Irvine	CA	Actual/360	4.770%	10,732.50	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	12/01/21
64	30314928	RT	Wonder Lake	IL	Actual/360	5.700%	4,655.00	0.00	0.00	N/A	08/06/33	--	980,000.00	980,000.00	12/06/21
65	30314929	RT	Moscow Mills	MO	Actual/360	5.760%	4,468.80	0.00	0.00	N/A	08/06/33	--	931,000.00	931,000.00	12/06/21
Totals							3,279,261.61	585,503.09	0.00				790,747,048.06	790,161,544.97
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	10,817,597.55	9,966,420.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,817,597.55	9,966,420.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	10,817,597.55	9,966,420.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	10,817,597.55	9,966,420.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	15,136,391.68	14,884,690.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,136,391.68	14,884,690.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	6,847,132.00	7,056,493.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	6,847,132.00	7,056,493.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,734,356.83	2,937,409.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	373,095.10	1,565,032.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A4	30,232,800.00	20,490,678.67	01/01/21	09/30/21	--	0.00	0.00	25,879.16	25,879.16	0.00	0.00
6A2A5	30,232,800.00	20,490,678.67	01/01/21	09/30/21	--	0.00	0.00	25,879.16	25,879.16	0.00	0.00
6A2A6	30,232,800.00	20,490,678.67	01/01/21	09/30/21	--	0.00	0.00	12,939.58	12,939.58	0.00	0.00
7	2,499,222.87	2,691,275.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,440,708.08	2,407,759.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,408,633.61	777,854.57	01/01/21	05/31/21	11/12/21	59,161.29	497.97	105,990.24	638,030.77	0.00	0.00
10	4,490,650.44	0.00	--	--	06/11/21	9,375,389.02	162,554.28	36,598.89	149,536.96	0.00	0.00
11	1,838,949.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	900,553.67	1,711,243.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,658,797.00	1,230,606.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	2,003,737.59	2,042,967.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	2,003,737.59	2,042,967.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,049,321.00	5,839,632.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,343,314.21	3,290,078.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,205,876.86	2,260,339.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(1,647,323.37)	(355,291.71)	01/01/21	08/31/21	11/12/21	3,486,799.08	312,500.77	66,139.31	1,444,220.52	575,219.67	0.00
19	1,148,951.34	1,037,077.25	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	859,810.18	972,511.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,717,275.37	1,714,638.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,500,103.92	1,132,980.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	300,909.13	802,983.97	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,859,105.76	2,517,603.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	740,577.62	721,208.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,152,307.42	1,247,027.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,158,645.04	1,043,343.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,036,270.42	1,414,300.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	6,593,299.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	7,833,803.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	3,171,034.85	2,600,044.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	641,099.32	669,110.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	704,856.35	968,034.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35A2	6,646,388.36	7,240,864.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,661,678.15	1,799,048.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,040,084.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,037,974.42	1,175,980.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	708,381.77	547,221.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	287,634.35	816,689.53	01/01/21	08/31/21	--	0.00	0.00	0.00	0.00	40,105.29	0.00
41	49,043.53	(67,517.00)	01/01/21	07/31/21	11/12/21	10,417.71	18,432.94	48,260.67	813,178.96	93,253.85	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	941,831.87	940,061.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	89,385.51	428,283.58	01/01/21	08/31/21	--	0.00	0.00	41,838.56	167,617.35	54,320.01	0.00
45	488,519.79	751,719.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	230,583.61	489,093.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	736,110.80	1,115,447.46	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	451,109.34	857,259.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	657,237.86	593,751.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	474,546.83	911,614.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	684,789.05	556,343.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	670,110.90	1,397,885.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	611,266.16	711,093.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	757,617.77	481,049.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	583,708.38	551,441.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	415,390.60	418,922.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	412,203.79	495,930.92	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	305,297.48	0.00	--	--	07/12/21	2,439,577.70	62,723.97	7,526.97	245,488.98	2,241.15	0.00
59	504,414.92	539,512.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	408,684.93	579,484.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	289,652.84	462,909.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	421,601.90	507,165.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	149,783.64	270,337.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	91,074.96	91,074.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	76,562.37	76,111.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	257,540,189.99	215,241,603.48				15,371,344.80	556,709.93	371,052.54	3,522,771.44	765,139.97	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	6	68,032,616.17	4	44,689,387.28	0	0.00	0	0.00	0	0.00	0	0.00	4.976231%	4.959809%	77
11/18/21	0	0.00	2	24,891,676.13	4	43,212,037.03	4	44,732,529.85	0	0.00	0	0.00	0	0.00	0	0.00	4.976451%	4.960030%	78
10/18/21	2	24,899,560.42	0	0.00	4	43,267,966.47	4	44,771,073.38	0	0.00	0	0.00	0	0.00	0	0.00	4.976646%	4.960226%	79
09/17/21	0	0.00	1	19,573,806.37	4	41,755,697.39	4	44,813,813.54	0	0.00	0	0.00	0	0.00	0	0.00	4.976864%	4.960445%	80
08/17/21	2	27,234,047.85	1	6,916,301.64	4	41,788,475.82	4	44,851,943.37	0	0.00	0	0.00	0	0.00	0	0.00	4.977057%	4.960638%	81
07/16/21	2	26,542,966.69	0	0.00	4	41,821,088.72	4	44,889,879.11	0	0.00	1	33,500,000.00	0	0.00	0	0.00	4.977229%	4.960810%	82
06/17/21	0	0.00	0	0.00	5	75,356,734.94	2	30,340,219.59	0	0.00	0	0.00	0	0.00	0	0.00	4.977422%	4.961004%	83
05/17/21	1	6,940,570.14	0	0.00	6	95,055,305.40	1	12,360,145.01	0	0.00	0	0.00	0	0.00	0	0.00	4.977582%	4.961164%	84
04/16/21	2	25,089,135.68	1	18,000,000.00	5	77,115,528.15	1	12,382,017.83	0	0.00	0	0.00	0	0.00	0	0.00	4.977761%	4.961343%	85
03/17/21	1	18,000,000.00	0	0.00	5	77,169,550.47	1	12,401,728.75	0	0.00	0	0.00	0	0.00	0	0.00	4.977919%	4.961501%	86
02/18/21	0	0.00	2	14,671,193.30	5	77,241,122.59	1	12,427,510.09	0	0.00	0	0.00	0	0.00	0	0.00	4.978134%	4.961717%	87
01/15/21	1	6,975,300.81	1	33,500,000.00	5	51,507,646.73	1	12,446,987.57	0	0.00	0	0.00	0	0.00	0	0.00	4.978290%	4.961873%	88
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6A2A4	30314882	11/05/21	0	B	25,879.16	25,879.16	0.00	10,000,000.00
6A2A5	30314883	11/05/21	0	B	25,879.16	25,879.16	0.00	10,000,000.00
6A2A6	30314884	11/05/21	0	B	12,939.58	12,939.58	0.00	5,000,000.00
9	30314885	06/01/21	5	6	105,990.24	638,030.77	24,443.56	19,644,005.66	01/08/21	13
10	30314886	08/06/21	3	3	36,598.89	149,536.96	0.00	18,000,000.00	04/05/21	2		05/04/21
18	30501322	03/06/20	20	6	66,139.31	1,444,220.52	1,478,199.92	12,644,474.38	09/06/19	13		10/30/19
41	30314910	07/06/20	16	6	48,260.67	813,178.96	148,068.96	7,420,786.49	05/14/20	2
44	30501208	08/06/21	3	3	41,838.56	167,617.35	61,561.07	6,916,301.64	08/12/20	1		03/10/20
58	30314924	07/06/20	16	6	7,526.97	245,488.98	90,286.96	4,235,000.00	06/11/20	2
Totals					371,052.54	3,522,771.44	1,802,560.47	93,860,568.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		85,812,441	85,812,441	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		10,670,000	6,435,000	4,235,000		0
49 - 60 Months		0	0	0		0
> 60 Months		693,679,104	622,287,040	26,702,676		44,689,387

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	790,161,545	722,128,929	0	0	50,032,616	18,000,000
Nov-21	790,747,048	722,643,335	0	6,891,676	43,212,037	18,000,000
Oct-21	791,267,123	723,099,596	6,899,560	0	43,267,966	18,000,000
Sep-21	791,847,713	730,518,209	0	19,573,806	23,755,697	18,000,000
Aug-21	792,362,735	716,423,909	27,234,048	6,916,302	23,788,476	18,000,000
Jul-21	792,787,199	724,423,144	26,542,967	0	23,821,089	18,000,000
Jun-21	793,249,906	717,893,171	0	0	57,356,735	18,000,000
May-21	793,615,185	691,619,310	6,940,570	0	95,055,305	0
Apr-21	794,022,058	673,817,394	25,089,136	18,000,000	77,115,528	0
Mar-21	794,383,736	699,214,186	18,000,000	0	77,169,550	0
Feb-21	794,874,002	702,961,686	0	14,671,193	77,241,123	0
Jan-21	795,231,705	703,248,757	6,975,301	33,500,000	51,507,647	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30314885	19,500,016.07	19,644,005.66	22,250,000.00	04/08/21	698,746.24	1.31000	05/31/21	07/01/28	319
10	30314886	18,000,000.00	18,000,000.00	17,000,000.00	03/10/21	4,444,650.44	2.03000	09/30/20	08/06/28	I/O
18	30501322	12,212,283.61	12,644,474.38	13,300,000.00	06/14/21	(564,135.82)	(0.56000)	08/31/21	08/06/28	259
40	30501207	7,594,447.36	7,594,447.36	8,600,000.00	02/01/21	736,560.54	1.24000	08/31/21	07/06/28	288
41	30314910	7,202,660.18	7,420,786.49	9,000,000.00	08/28/21	(133,852.16)	(0.23000)	07/31/21	07/06/28	258
44	30501208	6,882,656.31	6,916,301.64	7,300,000.00	11/01/20	365,687.85	0.73000	08/31/21	07/06/28	318
58	30314924	4,235,000.00	4,235,000.00	2,200,000.00	10/08/20	277,985.48	1.28000	06/30/20	07/06/25	I/O
Totals		75,627,063.53	76,455,015.53	79,650,000.00		5,825,642.57

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	30314885	OF	TX	01/08/21	13

11/23/2021- Loan transferred to MLS Special Servicing on 1/8/2021 due to delinquency. Loan is past due for the 10/1/2020 and subsequent payments. The Collateral consists Copeland Tower and Stadium Place, two Class-A office buildings in

Arlington, Texas. T he properties total 210,955 square feet. Copeland Tower is a 12-story building constructed in 1985 and contains 126,628 square feet of net rentable area on 6.4 acres. Stadium Place is a 5-story building containing 84,327 net rentable square feet construc ted in 1982 on 3.9 acres. Special Servicer is working with the Borrower on a potential loan modification and dual tracking this asset with filing for F/C and Receivership.

10	30314886	OF	NJ	04/05/21	2

12/13/2021 - Loan transferred to SS 1/29/2021. Single tenant filed BK and rejected the lease at the collateral property. The property remains almost completely vacant, with not much single-tenant demand in the market. Foreclosure complaint was filed 5 /4/2021 including a provision for Receivership. Borrower has answered the complaint and both parties have filed a request for discovery. Document production is in process. There has been no ruling on Lender''s Motion for

	Appointment of Receiver.

18	30501322	LO	IL	09/06/19	13

12/1/2021 - GF Hospitality appointed as receiver 11/13/19. Immediate repairs and defaults under franchise agreement have been addressed by receiver, working with IHG to maintain the flag going forward. Property room revenue improved significantly Mar-Aug 2021, despite initial limited revenue from Bar Louie which has improved contributing to F&B revenue. Receiver sale auction is targeted for early 2Q 2021 with expected closing by quarter end.

40	30501207	LO	UT	10/08/20	1

12/06/2021 - Loan transferred to Special Servicing on 10/08/2020 due to payment default. Collateral is an 87-guestroom limited service hotel in Provo, Utah. Borrower has not cooperated with the establishment of cash management. Amounts taken from reserv e funds and amounts sent by Borrower have been used to keep P&I current. Midland and the Borrower has reached an agreement on acceptable loan modification terms that have now received full Lender consent. Counsel

	has drafted a loan modification agreemen t that is now awaiting Borrower comment. Counsel is also dual-tracking receivership and foreclosure in case for any reason the loan modification falls through.

41	30314910	LO	TX	05/14/20	2

11/15/2021: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral is a 206 key, full service Holiday Inn located Houston MSA. Hotel has remained open with diminished occupancy. Borrower is in arrears on

Franchise Agreement fees. In communication with franchisor regarding franchisee’s default. Pre-negotiation letter has been executed. Outside Counsel has been engaged and Default/Demand Letter sent. Motion for appointment of Receiver will

	be filed. Personal liability claim will be filed against the Guarantors for violation of the Recourse provisions of the loan documents.

44	30501208	LO	UT	08/12/20	1

12/06/2021 - Loan transferred to the Special Servicer 08/12/2020 for payment default. Borrower is past due for its 06/06/2020 payment. Collateral is a 88-room Holiday Inn Express in Sandy, Utah. Cash management has been implemented but the Borrower is not depositing the property''s receipts into the Clearing Account. Borrower and Midland have reached an agreement on loan modification terms that have been approved by all required Lender parties.

							Midland''s engaged legal
	counsel has drafted the loan mo dification agreement and it waiting for Borrower comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
58	30314924	RT	TX	06/11/20	2

11/3/21 - The subject is a retail property located on a 4.50-acre site at 213 North U.S. Highway 67 in Cedar Hill, Texas. This is a single space retail parcel that was previously tenanted by 24 Hour fitness. The Bankruptcy court rejected the lease on t his particular asset. The Borrower and Special Servicer came to an agreement in which the Borrower stipulated to a Receiver and consented to foreclosure. A receiver and property management firm have been placed at the site and will begin marketing it to backfill the previous tenant.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30314880	0.00	5.00000%	0.00	5.00000%	8	06/25/21	06/25/21	07/07/21
7	30501170	24,723,751.71	5.00800%	24,723,751.71 5.00800%		8	07/31/20	06/05/20	08/12/20
35A2	30501054	0.00	4.80000%	0.00	4.80000%	8	10/30/20	04/01/20	11/17/20
37	30314907	8,345,333.87	5.47000%	8,345,333.87 5.47000%		8	06/10/20	02/28/20	06/11/20
Totals		33,069,085.58		33,069,085.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,067.84	0.00	0.00	244.90	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	3,750.00	0.00	0.00	39,972.36	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	17,397.68	0.00	0.00	0.00	0.00	0.00	0.00
35A2	0.00	0.00	0.00	0.00	335.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	49.81	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	3,500.00	0.00	0.00	10,282.62	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,317.84	0.00	335.56	67,947.37	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,600.77

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C12 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30